Property and equipment, net	12 Months Ended
Dec. 31, 2022
Property and equipment, net
Property and equipment, net
7.	Property and equipment, net

	As of December 31,
	2021	2022
	RMB	RMB
Cost:
Buildings	13,489,590	15,876,665
Furniture, fixtures and equipment	3,345,081	3,377,876
Leasehold improvements	1,370,964	1,279,585
Motor vehicles	31,998	29,593
Software	150,824	141,602
Construction in progress	1,056,887	1,484,264

Sub-total	19,445,344	22,189,585
Less: Accumulated depreciation	(4,589,518)	(5,358,117)
Less: Accumulated impairment	(479,114)	(605,879)

Property and equipment, net	14,376,712	16,225,589

Depreciation expenses charged were RMB970.1 million, RMB1,097.0 million and RMB1,231.3 million for the years ended December 31, 2020, 2021 and 2022, respectively.
During the year ended December 31, 2021, the Group identified impairment indicator for its transit warehouses due to their declining utilization rate and recognized an impairment loss of RMB35,364.
During the year ended December 31, 2022, the Group identified impairment indicator for its leasehold improvements and furniture related to offline shops due to their declining performance and recognized an impairment loss of RMB111,726
, and impairment indicator for its transit warehouses due to their declining utilization rate and recognized an impairment loss of
RMB127,576.